UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30,
2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48495-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
April 30, 2011 (unaudited)

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            COMMON STOCKS (100.0%)

            CONSUMER DISCRETIONARY (1.8%)
            -----------------------------
            EDUCATION SERVICES (0.4%)
   13,500   New Oriental Education & Technology Group, Inc. ADR*     $    1,682
                                                                     ----------
            INTERNET RETAIL (1.4%)
    9,610   Priceline.com, Inc.*                                          5,257
                                                                     ----------
            Total Consumer Discretionary                                  6,939
                                                                     ----------

            CONSUMER STAPLES (0.3%)
            -----------------------
            DRUG RETAIL (0.3%)
   33,280   CVS Caremark Corp.                                            1,206
                                                                     ----------

            HEALTH CARE (22.6%)
            -------------------
            BIOTECHNOLOGY (4.0%)
   34,100   3SBio, Inc. ADR*                                                613
   16,000   Acorda Therapeutics, Inc.*                                      449
   18,100   Alkermes, Inc.*                                                 261
   12,900   Amgen, Inc.*                                                    733
   70,100   Amylin Pharmaceuticals, Inc.*                                   932
   36,800   Arena Pharmaceuticals, Inc.*                                     52
   35,400   Celgene Corp.*                                                2,084
   15,400   Cephalon, Inc.*                                               1,183
   93,600   Exelixis, Inc.*                                               1,148
   18,300   Immunogen, Inc.*                                                245
   65,256   Incyte Corp.*(a)                                              1,206
   46,200   Inhibitex, Inc.*                                                194
   10,700   Ironwood Pharmaceuticals, Inc.*                                 156
   18,400   Onyx Pharmaceuticals, Inc.*                                     691
    6,589   Pharmasset, Inc.*                                               669
   92,000   Pharmathene, Inc.*(a)                                           344
   19,800   Progenics Pharmaceuticals, Inc.*                                147
   25,100   Regeneron Pharmaceuticals, Inc.*                              1,283
    9,700   Rigel Pharmaceuticals, Inc.*                                     88
   79,440   Seattle Genetics, Inc.*                                       1,320
   41,556   SIGA Technologies, Inc.*(a)                                     571
   26,400   Trius Therapeutics, Inc.*                                       149
   12,000   Vertex Pharmaceuticals, Inc.*                                   660
                                                                     ----------
                                                                         15,178
                                                                     ----------
            HEALTH CARE DISTRIBUTORS (2.8%)
   48,400   AmerisourceBergen Corp.                                       1,967
   85,140   Cardinal Health, Inc.                                         3,720
   58,210   McKesson Corp.                                                4,832
                                                                     ----------
                                                                         10,519
                                                                     ----------
            HEALTH CARE EQUIPMENT (4.4%)
   96,700   ABIOMED, Inc.*                                                1,681
   58,600   China Medical Technologies, Inc. ADR*(a)                        692
   55,200   Covidien plc                                                  3,074

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1  | USAA Science & Technology Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   13,800   DexCom, Inc.*                                            $      230
    5,276   DiaSorin S.p.A.                                                 255
    7,400   Heartware International, Inc.*                                  552
   29,700   Hologic, Inc.*                                                  655
   85,000   Medtronic, Inc.                                               3,549
   49,200   St. Jude Medical, Inc.                                        2,629
  943,000   Trauson Holdings Co. Ltd.*                                      388
   69,200   Volcano Corp.*                                                1,845
   13,200   Zimmer Holdings, Inc.*                                          861
                                                                     ----------
                                                                         16,411
                                                                     ----------
            HEALTH CARE FACILITIES (0.1%)
   11,800   HCA Holdings, Inc.*                                             387
                                                                     ----------
            HEALTH CARE SUPPLIES (0.2%)
   35,800   Tornier NV*                                                     780
                                                                     ----------
            HEALTH CARE TECHNOLOGY (0.1%)
    9,840   Allscripts - Misys Healthcare Solutions, Inc.*                  212
                                                                     ----------
            LIFE SCIENCES TOOLS & SERVICES (1.0%)
   21,100   Life Technologies Corp.*                                      1,165
   18,200   PAREXEL International Corp.*                                    505
    3,200   PerkinElmer, Inc.                                                90
   33,200   Thermo Fisher Scientific, Inc.*                               1,992
                                                                     ----------
                                                                          3,752
                                                                     ----------
            MANAGED HEALTH CARE (3.1%)
   47,770   Aetna, Inc.                                                   1,977
   41,660   CIGNA Corp.                                                   1,951
  117,440   UnitedHealth Group, Inc.                                      5,781
   25,700   WellCare Health Plans, Inc.*                                  1,126
   12,790   WellPoint, Inc.                                                 982
                                                                     ----------
                                                                         11,817
                                                                     ----------
            PHARMACEUTICALS (6.9%)
    4,086   Alk Abello A.S.                                                 248
   18,700   Ardea Biosciences, Inc.*                                        530
   12,200   AstraZeneca plc ADR                                             608
   20,600   Auxilium Pharmaceuticals, Inc.*                                 502
   55,500   Bristol-Myers Squibb Co.                                      1,560
   81,100   Daiichi Sankyo Co. Ltd.(b)                                    1,593
   11,500   Dr. Reddy's Laboratories ADR                                    451
   37,200   Eisai Co. Ltd.(b)                                             1,354
  234,600   Elan Corp. plc ADR*                                           1,900
   13,600   Eli Lilly and Co.                                               503
   72,800   Forest Laboratories, Inc.*                                    2,414
   22,757   Laboratorios Almirall S.A.                                      260
   61,900   Medicines Co.*                                                  972
   80,700   Merck & Co., Inc.                                             2,901
   21,200   Mylan, Inc.*                                                    528
    4,000   Ono Pharmaceutical Co. Ltd.(b)                                  203
   30,200   Optimer Pharmaceuticals, Inc.*                                  382
   93,300   Pfizer, Inc.                                                  1,956
  115,200   Shionogi & Co. Ltd.(b)                                        1,871
   11,200   Simcere Pharmaceutical Group ADR*                               142
   55,243   Teva Pharmaceutical Industries Ltd. ADR                       2,526
   19,279   UCB S.A.(a)                                                     931
   21,000   Watson Pharmaceuticals, Inc.*                                 1,303
   16,900   XenoPort, Inc.*                                                 138
                                                                     ----------
                                                                         25,776
                                                                     ----------
            Total Health Care                                            84,832
                                                                     ----------

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                                                   Portfolio of Investments |  2

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            INDUSTRIALS (0.8%)
            ------------------
            RESEARCH & CONSULTING SERVICES (0.8%)
  100,125   Huron Consulting Group, Inc.*                            $    2,884
                                                                     ----------

            INFORMATION TECHNOLOGY (72.7%)
            ------------------------------
            APPLICATION SOFTWARE (5.6%)
   68,538   Citrix Systems, Inc.*                                         5,780
  103,970   Informatica Corp.*                                            5,823
   43,333   Longtop Financial Technologies Ltd. ADR*(a)                     978
   45,900   Qlik Technologies, Inc.*                                      1,472
   33,088   Salesforce.com, Inc.*                                         4,586
   72,241   TIBCO Software, Inc.*                                         2,167
    7,223   Vanceinfo Technologies, Inc.*                                   232
                                                                     ----------
                                                                         21,038
                                                                     ----------
            COMMUNICATIONS EQUIPMENT (7.7%)
1,454,000   AAC Acoustic Technologies Holdings, Inc.                      3,819
   57,290   ADTRAN, Inc.                                                  2,364
   41,020   Aruba Networks, Inc.*                                         1,474
  162,900   Emulex Corp.*                                                 1,579
   94,750   High Tech Computer Corp.                                      4,301
   69,000   Juniper Networks, Inc.*                                       2,645
   52,000   Polycom, Inc.*                                                3,111
  173,248   QUALCOMM, Inc.                                                9,847
                                                                     ----------
                                                                         29,140
                                                                     ----------
            COMPUTER HARDWARE (6.4%)
   68,660   Apple, Inc.*                                                 23,909
                                                                     ----------
            COMPUTER STORAGE & PERIPHERALS (2.8%)
  301,100   EMC Corp.*                                                    8,533
  117,000   QLogic Corp.*                                                 2,104
                                                                     ----------
                                                                         10,637
                                                                     ----------
            DATA PROCESSING & OUTSOURCED SERVICES (9.7%)
   79,157   Alliance Data Systems Corp.*(a)                               7,520
  182,671   Automatic Data Processing, Inc.                               9,928
   54,895   ExlService Holdings, Inc.*                                    1,138
   99,125   Genpact Ltd.*                                                 1,595
   28,930   Global Payments, Inc.                                         1,540
   96,200   hiSoft Technology International Ltd. ADR*                     1,795
   47,235   Visa, Inc. "A"                                                3,690
  431,850   Western Union Co.                                             9,177
                                                                     ----------
                                                                         36,383
                                                                     ----------
            ELECTRONIC COMPONENTS (1.4%)
  698,720   Delta Electronics, Inc.                                       3,123
   28,800   Murata Manufacturing Co. Ltd.(b)                              2,094
                                                                     ----------
                                                                          5,217
                                                                     ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
   94,500   Agilent Technologies, Inc.*                                   4,717
  979,000   Chroma Ate, Inc.                                              3,230
  660,000   Hitachi Ltd.(b)                                               3,597
                                                                     ----------
                                                                         11,544
                                                                     ----------
            ELECTRONIC MANUFACTURING SERVICES (0.5%)
  499,480   Hon Hai Precision Industry Corp. Ltd.                         1,892
                                                                     ----------
            INTERNET SOFTWARE & SERVICES (5.4%)
   69,418   Akamai Technologies, Inc.*                                    2,391
   27,910   Baidu, Inc. ADR*                                              4,145
   68,640   eBay, Inc.*                                                   2,361

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3  | USAA Science & Technology Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   12,872   Google, Inc. "A"*                                        $    7,003
      415   Kakaku.com, Inc.(b)                                           2,385
   53,748   VeriSign, Inc.                                                1,987
                                                                     ----------
                                                                         20,272
                                                                     ----------
            IT CONSULTING & OTHER SERVICES (7.2%)
  107,101   Accenture plc "A"                                             6,119
   47,657   International Business Machines Corp.                         8,129
  455,818   Sapient Corp.*                                                5,755
  125,132   Teradata Corp.*                                               6,997
                                                                     ----------
                                                                         27,000
                                                                     ----------
            SEMICONDUCTOR EQUIPMENT (3.7%)
  348,600   ASM Pacific Technology Ltd.                                   4,686
  149,330   ASML Holding N.V.                                             6,236
   43,800   Disco Corp.(b)                                                3,005
                                                                     ----------
                                                                         13,927
                                                                     ----------
            SEMICONDUCTORS (11.0%)
1,809,000   Advanced Semiconductor Engineering, Inc.                      2,103
   48,810   Analog Devices, Inc.                                          1,968
  318,300   Applied Micro Circuits Corp.*                                 3,336
   61,100   Cavium Networks, Inc.*                                        2,885
  127,300   Cree, Inc.*                                                   5,186
  604,000   LSI Corp.*                                                    4,427
  163,310   Maxim Integrated Products, Inc.                               4,465
  247,900   NVIDIA Corp.*                                                 4,958
    4,368   Samsung Electronics Co. Ltd.                                  3,640
   95,637   Skyworks Solutions, Inc.*                                     3,009
  138,500   Texas Instruments, Inc.                                       4,921
   16,500   Xilinx, Inc.                                                    575
                                                                     ----------
                                                                         41,473
                                                                     ----------
            SYSTEMS SOFTWARE (7.4%)
   86,857   Ariba, Inc.*                                                  3,020
   86,689   BMC Software, Inc.*                                           4,354
  567,680   Oracle Corp.                                                 20,465
                                                                     ----------
                                                                         27,839
                                                                     ----------
            TECHNOLOGY DISTRIBUTORS (0.8%)
1,174,000   Synnex Technology International Corp.                         2,997
                                                                     ----------
            Total Information Technology                                273,268
                                                                     ----------

            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
  184,600   China Unicom Hong Kong Ltd. ADR(a)                            3,777
                                                                     ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   70,700   SoftBank Corp.(b)                                             2,981
                                                                     ----------
            Total Telecommunication Services                              6,758
                                                                     ----------
            Total Common Stocks (cost: $309,274)                        375,887
                                                                     ----------

            MONEY MARKET INSTRUMENTS (0.1%)

            MONEY MARKET FUNDS (0.1%)
  329,585   State Street Institutional Liquid Reserve Fund, 0.16%(c)        330
                                                                     ----------

            Total Money Market Instruments (cost: $330)                     330
                                                                     ----------

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                                                   Portfolio of Investments |  4

================================================================================

<CATPION>
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                 (000)
------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (2.8%)

            MONEY MARKET FUNDS (0.9%)
   23,704   Aim Short-term Investment Co. Liquid Assets Portfolio, 0.14%(c)    $        24
  432,124   Blackrock Liquidity Funds Tempfund Portfolio, 0.10%(c)                     432
3,163,335   Fidelity Institutional Money Market Portfolio, 0.19%(c)                  3,163
                                                                               -----------
            Total Money Market Funds (cost: $3,619)                                  3,619
                                                                               -----------

PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (1.9%)
$   4,297   Credit Suisse First Boston, LLC, 0.04%, acquired on 4/29/2011 and due 5/02/2011 at $4,297 (collateralized by $4,375
              of Federal Home Loan Bank(d), 0.45%, due 5/4/2011; market
              value $4,385)                                                          4,297
    2,761   Deutsche Bank Securities, Inc., 0.03%, acquired on 4/29/2011 and due 5/02/2011 at $2,761 (collateralized by $2,269 of
              Fannie Mae(d), 1.88%, due 6/23/2015; $560 of Federal Home
              Loan Bank(d), 4.35%, due 7/19/2024; combined market
              value $2,817)                                                          2,761
                                                                               -----------
            Total Repurchase Agreements                                              7,058
                                                                               -----------
            Total Short-term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $10,677)                                     10,677
                                                                               -----------

            TOTAL INVESTMENTS (COST: $320,281)                                 $   386,894
                                                                               ===========

<CATPION>
-----------------------------------------------------------------------------------
                                                            CONTRACT    UNREALIZED
NUMBER OF    FORWARD CURRENCY                                 VALUE    DEPRECIATION
CONTRACTS    CONTRACTS                 SETTLEMENT DATE        (000)       (000)
-----------------------------------------------------------------------------------
             CONTRACTS TO SELL (0.0%)
181,222,000  Japanese Yen                    8/05/2011       $2,235       $(13)
                                                            -----------------------
             RECEIVABLE AMOUNT ($2,222)                      $2,235       $(13)
                                                            =======================

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5  | USAA Science & Technology Fund

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
($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                 (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                              QUOTED PRICES        OTHER        SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL        INPUTS
ASSETS                                           ASSETS                                               TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $      356,803    $     19,084     $         --   $    375,887
Money Market Instruments:
  Money Market Funds                                    330              --               --            330
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
  Money Market Funds                                  3,619              --               --          3,619
  Repurchase Agreements                                  --           7,058               --          7,058
-----------------------------------------------------------------------------------------------------------
Total                                        $      360,752    $     26,142     $         --   $    386,894
-----------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell*          $          (13)   $         --     $         --   $        (13)
-----------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

For the period of August 1, 2010, through April 30, 2011, common stocks with a fair value of $12,300,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At April 30, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and, effective August 1, 2010, Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will

================================================================================

7  | USAA Science & Technology Fund

================================================================================

monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105%

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9  | USAA Science & Technology Fund

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of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $10,492,000. This amount excludes $60,000 of securities on loan which were sold prior to April 30, 2011.

F. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $74,486,000 and $7,873,000, respectively, resulting in net unrealized appreciation of $66,613,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $376,092,000 at April 30, 2011, and, in total, may not equal 100%. Investments in foreign securities were 20.6% of net assets at April 30, 2011. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a)   The security or a portion thereof was out on loan as of April 30, 2011.
(b) Security was fair valued at April 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  10

 ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.